Share-based Compensation (Detail Textuals) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ¥ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized compensation expenses related to unvested awards granted	¥ 77.0	¥ 77.0
Weighted average grant date fair value of options granted | (per share)	¥ 1.8692	¥ 0.2879	$ 0.0768	¥ 0.4851	$ 0.0781	¥ 0.4920
Recognized share based compensation expense	¥ 71.2
Grant date fair value restricted share | $ / shares					$ 0.01